SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT - Narrative (Details) $ in Millions		12 Months Ended
	Oct. 27, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Short-term Debt [Line Items]
Short-term borrowings		$ 93	$ 22
Short-term debt, weighted average interest rate, at point in time (percent)		7.58%	6.76%
Minimum | Available for Issuance of Letters of Credit
Short-term Debt [Line Items]
Cross-default provision for other indebtedness		$ 100
Revolving Credit Facility
Short-term Debt [Line Items]
Available liquidity		5,600
Revolving Credit Facility | Line of Credit
Short-term Debt [Line Items]
Available liquidity		$ 750
Letter of Credit | Line of Credit
Short-term Debt [Line Items]
Debt term		1 year
FE | Revolving Credit Facility | Line of Credit
Short-term Debt [Line Items]
Credit spread adjustment	0.0010
Debt term	1 year
Parent, FET, the Utilities and the Transmission Companies | Revolving Credit Facility | Maximum | Line of Credit
Short-term Debt [Line Items]
Debt term		364 days
FET, the Utilities and the Transmission Companies | Revolving Credit Facility | Line of Credit
Short-term Debt [Line Items]
Coverage ratio		250.00%
FET, the Utilities and the Transmission Companies | Revolving Credit Facility | Maximum
Short-term Debt [Line Items]
Consolidated debt to total capitalization ratio (percent)		75.00%
FET, the Utilities and the Transmission Companies | Revolving Credit Facility | Minimum
Short-term Debt [Line Items]
Consolidated debt to total capitalization ratio (percent)		65.00%
First Energy [Member]
Short-term Debt [Line Items]
Short-term borrowings		$ 325	$ 550
Short-term debt, weighted average interest rate, at point in time (percent)		5.72%	7.10%
First Energy [Member] | Maximum | Money Pool
Short-term Debt [Line Items]
Debt term		364 days
First Energy [Member] | Letter of Credit | Line of Credit
Short-term Debt [Line Items]
Outstanding borrowings		$ 185
First Energy [Member] | Letter of Credit | Line of Credit | FE
Short-term Debt [Line Items]
Letters of credit outstanding, amount		$ 52